ACCOUNTING PRINCIPLES AND POLICIES - Overview about the consolidated subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Pharming Americas B.V.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming Intellectual Property B.V.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Broekman Instituut B.V.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming Healthcare, Inc.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
ProBio, Inc.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming Technologies B.V.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming Research & Development B.V.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming Australia Pty Ltd
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming UK Ltd
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming Germany GmbH
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Pharming France SAS
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Abliva AB
Disclosure of subsidiaries [line items]
Holding percentage	100.00%
Abliva, Inc.
Disclosure of subsidiaries [line items]
Holding percentage	100.00%